UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08128

Name of Fund:	W.P. Stewart & Co. Growth Fund, Inc.

Fund Address:	527 Madison Avenue New York, New York 10022

Name and address of agent for service:	W.P. Stewart & Co., Inc. 527 Madison Avenue New York, New York 10022 Attention: Michael W. Stamm

(copy to) Davis Polk & Wardwell 450 Lexington Avenue New York, New York 10017 Attention: Nora Jordan

Registrant’s telephone number, including area code: (212) 750-8585

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments
September 30, 2006 (Unaudited)

Name of Issuer		Fair
and Title of Issue	Shares	Value

COMMON STOCKS - 96.1%

Consumer Products - 6.4%
Procter & Gamble Company	98,200	$6,086,436

Cruise Lines - 4.7%
Carnival Corporation	95,200	4,477,256

Data Processing/Management - 0.4%
Paychex, Inc.	10,000	368,500

Diversified Industrial - 6.7%
General Electric Company	180,200	6,361,060

Drug Stores - 0.5%
Walgreen Company	10,200	452,778

Drugs & Health Care - 11.9%
Amgen Inc.(a)	93,450	6,684,479
Johnson & Johnson	13,750	892,925
Wyeth	73,000	3,711,320

		11,288,724

E-Commerce/Services - 6.0%
eBay Inc.(a)	201,200	5,706,032

Finance & Banking - 11.8%
American Express Company	117,595	6,594,728
Charles Schwab Corporation	259,100	4,637,890

		11,232,618

Food & Beverages - 10.8%
Kellogg Company	88,450	4,380,044
PepsiCo, Inc.	67,300	4,391,998
Wm. Wrigley Jr. Company	32,000	1,473,920

		10,245,962

Hotels & Restaurants - 3.8%
Marriott International, Inc., Class A	93,700	3,620,568

Multimedia - 12.6%
The Walt Disney Company	241,900	7,477,129
Time Warner Inc.	247,000	4,502,810

		11,979,939

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

Name of Issuer		Fair
and Title of Issue	Shares	Value

COMMON STOCKS - (Continued)

Retail - 14.8%
Amazon.com, Inc.(a)	129,300	$4,153,116
Target Corporation	128,525	7,101,006
Williams-Sonoma, Inc.	87,600	2,837,364

		14,091,486

Software - 0.9%
Microsoft Corporation	29,986	819,517

Wireless Communications - 4.8%
Qualcomm Inc.	125,000	4,543,750

TOTAL COMMON STOCKS - (Cost $81,723,502)		91,274,626

SHORT TERM INVESTMENTS - 3.1%

Repurchase Agreement - 3.1%	Principal
	Amount

Agreement with State Street Corporation, 2.55%, dated
09/29/2006, to be repurchased at $2,935,624 on
10/02/2006, collateralized by $2,370,000 U.S. Treasury
Note, 7.125% maturing 02/15/2023 (value $2,995,370)	$2,935,000	2,935,000

TOTAL SHORT TERM INVESTMENTS - (Cost $2,935,000)		2,935,000

Total Investments - (Cost $84,658,502) - 99.2%		94,209,626
Other Assets Less Liabilities - 0.8%		732,217

Net Assets - 100.0%		$94,941,843

(a)   No dividends paid on security.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $11,204,454 and $1,653,330 respectively, resulting in net unrealized appreciation of $9,551,124.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“1940 Act”)) are effective based on an evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3. Exhibits

(a) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W.P. Stewart & Co. Growth Fund, Inc.

By:	/s/ John C. Mahler, Jr.

John C. Mahler, Jr.,
President of
W.P. Stewart & Co. Growth Fund, Inc.

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John C. Mahler, Jr.

John C. Mahler, Jr.,
President of
W.P. Stewart & Co. Growth Fund, Inc.

Date: November 29, 2006

By:	/s/ Susan G. Leber

Susan G. Leber,
Director, Principal Financial Officer and Treasurer of
W.P. Stewart & Co. Growth Fund, Inc.

Date: November 29, 2006